INCOME TAX - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense	$ 0	$ 0	$ 0
Tax expense for US federal tax		0	$ 0
Exercise tax as a percentage of undistributed ordinary income and net capital gains			4.00%
Unrecognized tax benefits		$ 0	$ 0